Intangible Assets, Net - Schedule of Intangible Assets, Net (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 16,300,933	$ 2,078,670	$ 16,300,933
Less: accumulated amortization	(6,504,997)	(829,507)	(5,256,495)
Intangible assets, net	9,795,936	1,249,163	11,044,438
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	1,277,753	162,937	1,277,753
Trademarks [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 15,023,180	$ 1,915,733	$ 15,023,180